Basis of Presentation (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($) yr Segment	Aug. 31, 2018 USD ($) Segment	Aug. 31, 2017 USD ($) Segment	Aug. 31, 2016 USD ($)
Impact of initial application of new standards [Abstract]
Trade accounts receivable	$ 51,517	$ 47,273
Income taxes recoverable	3,159	4,790
Total assets	277,602	284,544
Retained earnings	112,173	114,906
Shareholders' equity	$ 172,564	$ 177,921	$ 196,790	$ 181,401
Revenue recognition under IFRS 15 [Abstract]
Maximum term for payments pursuant to contracts	1 year
Operating segments [Abstract]
Number of operating segments | Segment	1	1	1
As Adjusted [Member]
Impact of initial application of new standards [Abstract]
Trade accounts receivable		$ 46,970
Income taxes recoverable		4,840
Total assets		284,291
Retained earnings		114,653
Shareholders' equity		177,668
Adjustments [Member]
Impact of initial application of new standards [Abstract]
Trade accounts receivable		(303)
Income taxes recoverable		50
Total assets		(253)
Retained earnings		(253)
Shareholders' equity		$ (253)
Bottom of Range [Member]
Revenue recognition under IFRS 15 [Abstract]
Term of payments for products and services	30 days
Warranty [Abstract]
Basic warranty period | yr	1
Top of Range [Member]
Revenue recognition under IFRS 15 [Abstract]
Term of payments for products and services	90 days
Warranty [Abstract]
Basic warranty period | yr	3
IFRS 16 [Member] | Forecast [Member]
Recently issued IFRS Pronouncements Not Yet Adopted [Abstract]
Increase in assets	$ 11,000
Increase in liabilities	$ 11,000
Land Improvements [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	15 years
Buildings [Member] | Bottom of Range [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	20 years
Buildings [Member] | Top of Range [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	60 years
Equipment [Member] | Bottom of Range [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	3 years
Equipment [Member] | Top of Range [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	15 years
Leasehold Improvements [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	The lesser of useful life and remaining lease term
Core Technology [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	2 years
Core Technology [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	8 years
Customer Relationships [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	3 months
Customer Relationships [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	5 years
Brand Names [member]
Intangible assets [Abstract]
Estimated useful lives	1 year
Software [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	2 years
Software [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	8 years
Bank Loan [Member]
Financial liabilities [Abstract]
Classification - IAS 39	Other financial liabilities
Classification - IFRS 9	Amortized cost
Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Classification - IAS 39	Other financial liabilities
Classification - IFRS 9	Amortized cost
Other Liabilities [Member]
Financial liabilities [Abstract]
Classification - IAS 39	Other financial liabilities
Classification - IFRS 9	Amortized cost
Long-term Debt [Member]
Financial liabilities [Abstract]
Classification - IAS 39	Other financial liabilities
Classification - IFRS 9	Amortized cost
Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Classification - IAS 39	Derivatives used for hedging
Classification - IFRS 9	Fair value through other comprehensive income
Cash [Member]
Financial assets [Abstract]
Classification - IAS 39	Loans and receivables
Classification - IFRS 9	Amortized cost
Short-term Investments [Member]
Financial assets [Abstract]
Classification - IAS 39	Available for sale
Classification - IFRS 9	Fair value through other comprehensive income
Accounts Receivables [Member]
Financial assets [Abstract]
Classification - IAS 39	Loans and receivables
Classification - IFRS 9	Amortized cost
Forward Exchange Contracts [Member]
Financial assets [Abstract]
Classification - IAS 39	Derivatives used for hedging
Classification - IFRS 9	Fair value through other comprehensive income